ORDINARY SHARES (Details) $ / shares in Units, ¥ in Millions, $ in Millions							1 Months Ended		12 Months Ended
	Jan. 09, 2020 USD ($) $ / shares shares	Jan. 09, 2020 CNY (¥) shares	Jun. 18, 2019 USD ($) shares	Jun. 18, 2019 CNY (¥) shares	May 17, 2019 USD ($) $ / shares shares	May 17, 2019 CNY (¥) shares	Dec. 31, 2019 shares	Nov. 30, 2019 shares	Dec. 31, 2023 Vote shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
IPO
ORDINARY SHARES
Total proceeds, net of underwriting discounts and commissions					$ 527.7	¥ 3,640.9
Overallotment option
ORDINARY SHARES
Total proceeds, net of underwriting discounts and commissions			$ 79.5	¥ 548.0
Conversion into Class B ordinary shares
ORDINARY SHARES
Conversion ratio					1	1
Conversion into Class A ordinary shares
ORDINARY SHARES
Conversion ratio					1	1		1
Ordinary shares | Conversion into Class B ordinary shares
ORDINARY SHARES
Number of shares converted					750,000	750,000
Angel shares | Conversion into Class B ordinary shares
ORDINARY SHARES
Number of shares converted					1,428,750	1,428,750
Series A convertible redeemable preferred shares | Conversion into Class B ordinary shares
ORDINARY SHARES
Number of shares converted					544,688	544,688
Series B convertible redeemable preferred shares | Conversion into Class B ordinary shares
ORDINARY SHARES
Number of shares converted					279,152	279,152
Series B-1 Preferred shares | Conversion into Class B ordinary shares
ORDINARY SHARES
Number of shares converted					173,182	173,182
Series B-1 Preferred shares | Conversion into Class A ordinary shares
ORDINARY SHARES
Number of shares converted					15,211	15,211
Class B ordinary shares
ORDINARY SHARES
Number of shares issued upon conversion					3,175,772	3,175,772
Number of shares after share split					1,587,886,000
Par value per share (in US dollars per share) | $ / shares					$ 0.000002
Share split ratio					500	500
Number of voting rights entitled | Vote									10
Class B ordinary shares | Conversion into Class A ordinary shares
ORDINARY SHARES
Number of shares issued upon conversion												1,132,908,520
Conversion ratio									1			1
Class A ordinary shares
ORDINARY SHARES
Number of shares issued upon conversion					15,211	15,211		310,198,928
Number of shares after share split					7,605,500
Par value per share (in US dollars per share) | $ / shares					$ 0.000002
Share split ratio					500	500
Aggregate shares issued							19,753,888
Number of voting rights entitled | Vote									1
Issue of class A ordinary shares for vested options and RSU									13,478,384	53,123,768	70,061,136
Convertible senior notes restructuring (in shares)										76,220,808
Class A ordinary shares | IPO
ORDINARY SHARES
Aggregate shares issued					264,000,000	264,000,000
Class A ordinary shares | Follow on Offering
ORDINARY SHARES
Aggregate shares issued	82,800,000	82,800,000
Class A ordinary shares | Private placement
ORDINARY SHARES
Aggregate shares issued					23,529,412	23,529,412
Issue price per share (in US dollars per share) | $ / shares					$ 2.125
Total proceeds, net of issuance costs					$ 50.0	¥ 345.0
Class A ordinary shares | Overallotment option
ORDINARY SHARES
Aggregate shares issued			39,600,000	39,600,000
ADSs
ORDINARY SHARES
Issue price per share (in US dollars per share) | $ / shares	$ 42.00
Total proceeds, net of underwriting discounts and commissions	$ 419.5	¥ 2,888.5
ADSs | IPO
ORDINARY SHARES
Aggregate shares issued					33,000,000	33,000,000
ADSs | Follow on Offering
ORDINARY SHARES
Aggregate shares issued	10,350,000	10,350,000
ADSs | Overallotment option
ORDINARY SHARES
Aggregate shares issued	4,950,000	4,950,000	4,950,000	4,950,000